Consolidated Statements of Operations and Comprehensive Income (Loss)		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenues		¥ 78,335,376	$ 11,060,101	¥ 983,168,898	¥ 39,440,897
Cost of revenues		181,784,576	25,666,000	753,004,179	43,530,708
Gross profit (loss)		(103,449,200)	(14,605,899)	230,164,719	(4,089,811)
Operating expenses:
Selling and marketing expenses		15,332,523	2,164,785	24,431,649	5,119,072
General and administrative expenses		53,402,101	7,539,794	53,197,248	24,121,823
Research and development expenses		88,601,470	12,509,561	131,851,602	145,455,181
Total operating expenses		157,336,094	22,214,140	209,480,499	174,696,076
Profit (loss) from operations		(260,785,294)	(36,820,039)	20,684,220	(178,785,887)
Other expenses (income):
Finance expenses (income)		920,055	129,902	(4,407,504)	509,764
Interest income		(489,098)	(69,055)	(2,005,580)	(3,495,208)
Other expenses (income)		(6,846,803)	(966,694)	(4,021,582)	(855,959)
Total other expenses (income)		(6,415,846)	(905,847)	(10,434,666)	(3,841,403)
Income (loss) before income tax provision		(254,369,448)	(35,914,192)	31,118,886	(174,944,484)
Income tax provision		(17,394)	(2,456)
Net income (loss)		(254,352,054)	(35,911,736)	31,118,886	(174,944,484)
Less: net loss attributable to noncontrolling interests		(1,528,282)	(215,777)
Net income (loss) attributable to Nano Labs Ltd		(252,823,772)	(35,695,959)	31,118,886	(174,944,484)
Comprehensive income (loss):
Net income (loss)		(254,352,054)	(35,911,736)	31,118,886	(174,944,484)
Other comprehensive income (loss)
Foreign currency translation adjustment		155,159	21,907	4,566,656	(2,467,327)
Total comprehensive income (loss)		(254,196,895)	(35,889,829)	35,685,542	(177,411,811)
Comprehensive loss attributable to noncontrolling interests		(1,528,352)	(215,787)
Comprehensive income (loss) attributable to Nano Labs Ltd		¥ (252,668,543)	$ (35,674,042)	¥ 35,685,542	¥ (177,411,811)
Net income (loss) per ordinary share attributable to Nano Labs Ltd
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (4.29)	$ (0.61)	¥ 0.58	¥ (3.89)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	¥ (4.29)	$ (0.61)	¥ 0.58	¥ (3.89)
Weighted average number of shares used in per share calculation:
Basic (in Shares)	[1]	58,885,071	58,885,071	53,244,500	44,938,990
Diluted (in Shares)	[1]	58,885,071	58,885,071	53,307,605	44,938,990

[1]	After giving effect of the reverse stock split, see Note 1.